Shareholders’ Equity (Details) - USD ($)										3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 21, 2023	Dec. 21, 2022	Nov. 11, 2022	May 30, 2022	Mar. 25, 2022	Jul. 19, 2021	Jun. 22, 2021	Oct. 29, 2020	Jan. 01, 2016	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Shareholders’ Equity [Line Items]
Capital stock										135,000,000		135,000,000		135,000,000
Common stock shares authorized										125,000,000		125,000,000		125,000,000	125,000,000
Preferred stock shares authorized										10,000,000		10,000,000		10,000,000	10,000,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)										$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Shares issued										15,561,499		15,561,499		15,561,499
Common stock, shares outstanding										12,370,002		12,370,002		12,370,002
Common stock (in Dollars)	$ 775,000									$ 1,556		$ 1,556		$ 1,237	$ 1,024
Common stock, par value (in Dollars per share)										$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Founders shares									4,233,696
Founders per share (in Dollars per share)									$ 0.0001
Nonvested shares														604,832
Vested shares														3,628,864	3,628,864
Aggregate principal amount (in Dollars)		$ 50,000		$ 7,176,335		$ 4,004,900
Common stock , shares		11,000		1,583,807		867,767				15,561,499		15,561,499		12,370,002	10,243,442
Warrants issued														418,473	235,693
Convertible note payable (in Dollars)														$ 1,285,809	$ 2,093,000
Equity incentive plans options								65,000						13,744,376
Total share-based compensation (in Dollars)														$ 2,300,000	3,900,000
Related to the issuance (in Dollars)														607,000
Share-based payment (in Dollars)														200,000	$ 1,000,000
Issuance of options (in Dollars)														$ 1,494,000
Common stock ,purchase shares														367,678	711,092
Share-based payment expense (in Dollars)			$ 200,000				$ 1,000,000			$ 136,134	$ 355,268	$ 443,868	$ 1,737,990
Principal stockholders							200,000
Contractor shares			50,000				100,000
Per equity share (in Dollars per share)							$ 2								$ 4.33
Estimated value of shares (in Dollars)								$ 325,000
Exercise price per share (in Dollars per share)					$ 5.5
Warrants issued														235,693	418,473
Warrants exercised														11,000
Strike price per share (in Dollars per share)														$ 5
Dividend amount (in Dollars)														$ 28,600
Minimum [Member]
Shareholders’ Equity [Line Items]
Exercise price per share (in Dollars per share)					6.5									$ 5
Maximum [Member]
Shareholders’ Equity [Line Items]
Exercise price per share (in Dollars per share)					$ 6.6									$ 5.5
Warrant [Member]
Shareholders’ Equity [Line Items]
Aggregate principal amount (in Dollars)														$ 1,300,000
Warrants issued														214,693
Warrant [Member] | Minimum [Member]
Shareholders’ Equity [Line Items]
Exercise price per share (in Dollars per share)														$ 5.5
Warrant [Member] | Maximum [Member]
Shareholders’ Equity [Line Items]
Exercise price per share (in Dollars per share)														$ 6.5
Common Stock [Member]
Shareholders’ Equity [Line Items]
Shares issued														125,000,000	125,000,000
Common stock, shares authorized														135,000,000	135,000,000
Common stock, shares authorized															20,000,000
Common stock, par value (in Dollars per share)															$ 0.0001
Common stock ,purchase shares														1,099,000
Share-based payment expense (in Dollars)															$ 1,857,000
Preferred Stock [Member]
Shareholders’ Equity [Line Items]
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)														$ 0.0001	$ 0.0001
Shares issued														10,000,000	10,000,000
Convertible Notes Payable [Member]
Shareholders’ Equity [Line Items]
Accrued payment in kind interest (in Dollars)		$ 5,000		$ 742,700		$ 334,000
Convertible note payable (in Dollars)										$ 1,970,000		$ 1,970,000
July 2019 Offering [Member]
Shareholders’ Equity [Line Items]
Sale of shares of common stock														12,370,002	10,243,442
Principal stockholders			100,000
Per equity share (in Dollars per share)			$ 5
Restricted Stock Units (RSUs) [Member] | Maximum [Member]
Shareholders’ Equity [Line Items]
Loss Contingency, Damages Awarded, Value (in Dollars)	525,000
Restricted Stock Units (RSUs) [Member] | Minimum [Member]
Shareholders’ Equity [Line Items]
Loss Contingency, Damages Awarded, Value (in Dollars)	$ 250,000